N-2	6 Months Ended
Jun. 30, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001504234
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Blackstone Long-Short Credit Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Secured Loans”) and high-yield corporate debt securities of varying maturities. BGX’s short positions, either directly or through the use of derivatives, may total up to 30% of such Fund’s net assets.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

Latest Share Price | $ / shares	$ 11.34
Latest NAV | $ / shares	$ 12.91
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	preferred shares
Outstanding Security, Authorized [Shares] | shares	20,000
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	COMMON SHARES
Outstanding Security, Authorized [Shares] | shares	12,708,275